Critical accounting estimates and judgements	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Critical accounting estimates and judgements
4.	Critical accounting estimates and judgements
The preparation of financial statements requires the use of accounting estimates which will seldom equal the actual results. Management needs to exercise judgement in applying the Group’s accounting policies.
Estimates and judgements are continually evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the entity and that are believed to be reasonable under the circumstances. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.
(a) Revenue recognition
Determining whether the Group is acting as a principal or as an agent when third-party is involved in the provision of certain services to its customers requires judgement and consideration of all relevant facts and circumstances. In evaluation of the Group’s role as a principal or agent, the Group considers factors to determine whether the Group controls the specified goods or service before it is transferred to the customer include, but are not limited to the following: (a) is primarily responsible for fulfilling the contract, (b) is subject to inventory risk, and (c) has discretion in establishing prices. Refer to Note 2.1
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 for details.
(b) Estimation of useful lives of property, plant and equipment
The Group determines the useful lives of property, plant and equipment on an annual basis. This requires an estimation of the number of years that future economic benefits can be generated by the property, plant and equipment taking into account the expected changes in the market demand for the products or services output from the property, plant and equipment and the expected actions by competitors or potential competitors.
(c) Deferred tax assets
In determining the recognition of deferred tax assets, the Group considers the realizability of the deferred tax asset on whether sufficient future profits or taxable temporary differences will be available in the future. In cases where the actual future profits generated are more or less than expected, a material recognition or reversal of deferred tax assets may arise, which would be recognized in the combined statement of loss for the period in which such a recognition or reversal takes place.
(d) Measurement of ECL
A number of significant judgements are required in applying the accounting requirements for measuring ECL, such as:

•	Determining criteria for significant increase in credit risk;

•	Selecting appropriate models and assumptions for the measurement of ECL;

•	Establishing the relative probability weightings of forward-looking scenarios.
Significant increase in credit risk
ECL of different financial assets is measured by the Group on either a 12-month or lifetime basis depending on whether they are in Stage 1, 2 or 3. At each financial position date, the ECL of financial instruments at different stages are measured respectively. 12-month ECL is recognised for financial instruments in Stage 1 which don’t have a significant increase in credit risk since initial recognition; lifetime ECL is recognised for financial instruments in Stage 2 which have had a significant increase in credit risk since initial recognition but are not deemed to be credit-impaired; and lifetime ECL is recognised for financial instruments in Stage 3 that are credit-impaired. A financial asset moves to Stage 2 when its credit risk has increased significantly since initial recognition, and it comes to Stage 3 when it is credit-impaired (but it is not purchased original credit impaired). In assessing whether the credit risk of a financial asset has significantly increased, the Group takes into account qualitative and quantitative reasonable and supportable forward-looking information with significant judgements involved. There is no movement of financial assets among Stage 1, 2 and 3 for the years ended December 31, 2020 and 2021.
Impairment assessment under ECL for accounts receivable and other receivables.
The Group uses a provision matrix to calculate ECL for the accounts receivable and other receivables. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns. The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the financial position date about past events, current conditions and forecasts of future economic conditions.

At every financial position date, the historical observed default rates are reassessed and changes in the forward-looking information is considered. In addition, accounts receivable with significant balances and credit impaired are assessed for ECL individually.
The provision of ECL is sensitive to changes in estimates. The information about the ECL is disclosed in note 3.1(c).
(i) Inputs, assumptions and estimation techniques
ECL is the discounted product of expected future cash flows by using the Probability of Default (“PD”), Loss Given Default (“LGD”) and Exposure at Default (“EAD”), of which PD and LGD are estimates based on significant management judgement.
(ii) Forward-looking information
In measuring ECL in accordance with IFRS 9, it should consider forward-looking information. The calculation of ECL incorporates forward-looking information through the use of publicly available economic data and forecasts based on assumptions and management judgement to reflect the qualitative factors and through the use of multiple probability weighted scenarios.
(e) Determining the lease term
The lease liability is initially recognised at the present value of the lease payments payable over the lease term. In determining the lease term at the commencement date for leases that include renewal options exercisable by the Group, the Group evaluates the likelihood of exercising the renewal options taking into account all relevant facts and circumstances that create an economic incentive for the Group to exercise the option, including favorable terms, leasehold improvements undertaken and the importance of that underlying asset to the Group’s operation. The lease term is reassessed when there is a significant event or significant change in circumstance that is within the Group’s control. Any increase or decrease in the lease term would affect the amount of lease liabilities and right-of-use assets recognised in future years.